Organization and Principal Activities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Organization and Principal Activities [Line Items]
Total consideration	$ 15,083	¥ 100,000
Aster Graphics Company Limited [Member]
Organization and Principal Activities [Line Items]
Equity interests	100.00%	100.00%
Jiangxi Yibo [Member]
Organization and Principal Activities [Line Items]
Equity interests	95.00%	95.00%
Aster HK [Member]
Organization and Principal Activities [Line Items]
Equity interests	5.00%	5.00%
Aster US and Aster NL to Aster BVI [Member]
Organization and Principal Activities [Line Items]
Equity interests	100.00%	100.00%
Aster Supplies GmbH [Member]
Organization and Principal Activities [Line Items]
Equity interests	100.00%	100.00%
Aster Technology Holland B.V. [Member] | Aster Graphics Company Limited [Member]
Organization and Principal Activities [Line Items]
Equity interests	100.00%	100.00%